Financial instruments - Summary of Valuation Techniques Used to Measure the Fair Value of Assets and Liabilities Classified as Level 3 (Detail) - Level 3 of fair value hierarchy [member] - Recurring fair value measurement [member]
	Mar. 31, 2025 basispoint	Mar. 31, 2024 basispoint
Credit spread, measurement input [member] | Japanese Corporate Bonds [Member] | Discounted cash flow [member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets required to be measured at FVOCI	53	27
Credit spread, measurement input [member] | Japanese Corporate Bonds [Member] | Discounted cash flow [member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets required to be measured at FVOCI	71	72
Credit spread, measurement input [member] | Securitized Products [Member] | Discounted cash flow [member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets required to be measured at FVOCI	80	90
Credit spread, measurement input [member] | Securitized Products [Member] | Discounted cash flow [member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets required to be measured at FVOCI	140	170
Volatility Measurement Input [Member] | Equity Contracts [Member] | Option pricing model [member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets required to be measured at FVOCI	0.477
Volatility Measurement Input [Member] | Equity Contracts [Member] | Option pricing model [member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets required to be measured at FVOCI	0.57